Summary of significant accounting policies - Consolidated Statements of Income (Detail) (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Revision [Line Items]
Net sales	¥ 6,682,274	¥ 5,691,216	¥ 5,529,716
Financial services revenue	988,944	999,276	865,737
Selling, general and administrative	1,728,520	1,457,626	1,375,242
Financial services expenses	816,158	854,221	734,954
Operating income (loss)	26,495	226,503	(65,663)
Other expenses - Interest	23,460	26,657	22,769
Income (loss) before income taxes	25,741	242,084	(80,911)
Income taxes - Current	101,243	75,734	110,045
Income taxes - Deferred	(6,661)	64,664	206,708
Net income (loss)	(68,841)	101,686	(397,664)
Less - Net income attributable to noncontrolling interests	59,528	60,146	57,374
Net income (loss) attributable to Sony Corporation's stockholders	(128,369)	41,540	(455,038)
Basic EPS	¥ (124.99)	¥ 41.32	¥ (453.42)
Diluted EPS	¥ (124.99)	¥ 38.79	¥ (453.42)
As previously reported
Revision [Line Items]
Net sales			5,526,611
Financial services revenue		1,004,623	868,971
Selling, general and administrative			1,375,887
Financial services expenses		855,971	736,050
Operating income (loss)		230,100	(67,275)
Other expenses - Interest			23,432
Income (loss) before income taxes		245,681	(83,186)
Income taxes - Current			108,545
Income taxes - Deferred		65,771	206,694
Net income (loss)		104,176	(398,425)
Less - Net income attributable to noncontrolling interests		61,142	58,235
Net income (loss) attributable to Sony Corporation's stockholders		¥ 43,034	¥ (456,660)
Basic EPS		¥ 42.80	¥ (455.03)
Diluted EPS		¥ 40.19	¥ (455.03)